Supplement dated February 1, 2021
to the Prospectus of Ameriprise Certificates
(April 22, 2020) S-6000 AT (4/20)
This Supplement supersedes the Supplement dated September 16, 2020.
The distribution agreement for Ameriprise Certificate Company (ACC) has been amended. Accordingly, effective February 1, 2021, the rates that appear under the heading Distribution on pages 66-67 have been amended as follows:
For Ameriprise Cash Reserve Certificate:
•	0.02% of the initial payment on the issue date of the certificate, and
•	0.02% of the certificate’s reserve at the beginning of the second and subsequent quarters from issue date.
For Ameriprise Flexible Savings Certificate:
•	For all terms except 7 and 13 months, 0.04% of the initial investment amount on the first day of the certificate’s term;
•	For all terms except 7 and 13 months, 0.04% of the certificate’s reserve at the beginning of the second and subsequent quarters from issue date of the certificate or at the end of the renewal grace period when the renewal corresponds with the quarterly reserve payment;
•	For 7-month terms, 0.04% of the initial investment amount on the first day of the certificate’s term, 0.04% of the certificate’s reserve at the beginning of the second quarter from issue date of the certificate and 0.014% of the certificate’s reserve at the beginning of the last month of the certificate term; and
•	For 13-month terms, 0.04% of the initial investment amount on the first day of the certificate’s term, 0.04% of the certificate’s reserve at the beginning of the second, third and fourth quarters from issue date of the certificate and 0.014% of the certificate’s reserve at the beginning of the last month of the certificate term.
For Ameriprise Installment Certificate:
•	0.25% of all payments. This fee is paid on all payments received on or after issue of the certificate until the certificate’s maturity date.
For Ameriprise Stock Market Certificate:
For 1 year terms:
•	0.16% of each payment made prior to the beginning of the first certificate’s participation term, and
•	0.16% of the certificate’s reserve at the beginning of each subsequent participation term.
For 2 year terms:
•	0.32% of each payment made prior to the beginning of the first certificate’s participation term, and
•	0.32% of the certificate’s reserve at the beginning of each subsequent participation term.
For 3 year terms:
•	0.48% of each payment made prior to the beginning of the first certificate’s participation term, and
•	0.48% of the certificate’s reserve at the beginning of each subsequent participation term.
The rest of the information on pages 66-67 remains unchanged.
The Board of Directors of ACC accepted the resignation of Ms. Jean B. Keffeler, and appointed Mr. Ronald L. Guzior effective January 1, 2021. The information on page 69 regarding Ms. Keffeler has been replaced with the information on Mr. Guzior as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past ten years	Other directorships	Committee memberships
Ronald L. Guzior* 5228 Ameriprise Financial Center H27/5228 Minneapolis, MN 55474 Born in 1962	Board member since 2021	Partner, BST & Co. CPAs, LLP, since 1998	St. Peter’s Health Partners, RiverSource Life Insurance Company of New York	Audit
*	Mr. Guzior serves as a director of RiverSource Life Insurance Company of New York. RiverSource Life Insurance Company of New York is indirectly controlled by Ameriprise Financial or its affiliates.
The rest of the information on page 69 remains unchanged.
For Ameriprise Stock Market Certificate: Effective for sales on or after September 16, 2020, with the first term beginning on or after September 23, 2020, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
S-6000-46 A (2/21)

For your first term, the maximum return will be within the range of 0.00% to 1.00% for the 1 year term, 0.35% to 1.35% for the 2 year term and 0.65% to 1.65% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.00% to 1.00% for the 1 year term, within the range of 0.00% to 1.00% for the 2 year term and within the range of 0.00% to 1.00% for the 3 year term.
The rest of the information on page 3 remains unchanged.
The Board of Directors of Ameriprise Certificate Company (the Company) accepted the resignation of Tom McGuire as Chief Compliance Officer of the Company effective September 3, 2020, and elected Dana DeMets-Meader as Chief Compliance Officer. The information regarding Mr. McGuire on page 73 has been replaced with the information on Ms. DeMets-Meader as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Dana L. DeMets-Meader 20661 Ameriprise Financial Center Minneapolis, MN 55474 Born in 1963	Chief Compliance Officer since September 2020	Vice President, Asset Management Compliance, Ameriprise Financial, Inc. since 2017. Chief Compliance Officer, Columbia Management Investment Services Corp. since 2016	None	None
For Ameriprise Cash Reserve Certificate: Effective for sales on or after May 13, 2020, information about interest rate ranges for new purchases found on page 11 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
$25,000 and above	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate published for 3-month CDs is 0.22%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 0.12% and 1.12%.
The rest of the information on page 11 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after May 13, 2020, information about promotional rates found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
$25,000 and above	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
The rest of the information on page 12 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after July 8, 2020, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
S-6000-46 A (2/21)

For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate for 12-month CDs is 0.25%, our rate in effect for the following week for investment amounts less than $100,000 would be between 0.00% and 1.00% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
S-6000-46 A (2/21)

13 months*	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
Shareholders should retain this Supplement for future reference.
S-6000-46 A (2/21)